Investments in Financial Instruments (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in Financial Instruments
Investments in financial instruments	$ 3,389,485	$ 6,076,079
Other
Investments in Financial Instruments
Investments in financial instruments	5,223	5,223
FVOCIL
Investments in Financial Instruments
Investments in financial instruments	3,384,262	6,070,856	$ 7,001,859
FVOCIL | Open-Ended Fund
Investments in Financial Instruments
Investments in financial instruments	773,209	945,176	1,135,803
FVOCIL | Publicly traded equity instruments
Investments in Financial Instruments
Investments in financial instruments	$ 2,611,053	3,517,711	5,397,504
FVOCIL | Other equity instruments
Investments in Financial Instruments
Investments in financial instruments		$ 1,607,969	$ 468,552